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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
           MetLife of CT Separate Account Nine for Variable Annuities
          MetLife of CT Separate Account Eleven for Variable Annuities
         MetLife of CT Separate Account Thirteen for Variable Annuities
     MetLife Insurance Company of CT Variable Annuity Separate Account 2002

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
            MetLife of CT Separate Account Ten for Variable Annuities
          MetLife of CT Separate Account Twelve for Variable Annuities
         MetLife of CT Separate Account Fourteen for Variable Annuities
  MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002

                             PIONEER ANNUISTAR FLEX
                             PIONEER ANNUISTAR PLUS
                                PIONEER ANNUISTAR
                             PIONEER ANNUISTAR VALUE
                             PORTFOLIO ARCHITECT II
                              PORTFOLIO ARCHITECT 3
                           PORTFOLIO ARCHITECT ACCESS
                            PORTFOLIO ARCHITECT PLUS

                         Supplement dated August 6, 2007
                                     to the
                        Prospectuses dated April 30, 2007

         This supplement revises information contained in the Prospectuses for the variable annuity Contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

         We are exercising our reserved right to only allow reset on the anniversary of the GMWB purchase. This reset change applies to the above-referenced products that currently offer the GMWB I or the GMWB II rider, depending on your state.

         Due to the new reset policy, the language in the Prospectuses for all the Contracts listed above EXCEPT Pioneer Annuistar Plus and Portfolio Architect Plus has been modified to read as follows:

         RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB on the fifth year anniversary date of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. Once you become eligible to reset, you may reset your RBB again provided that five years have elapsed since the most recent reset, so long as it is on the anniversary date of your GMWB purchase.

         Due to the new reset policy, the language in the Prospectuses for Pioneer Annuistar Plus and Portfolio Architect Plus has been modified to read as follows:

         RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB on the fifth year anniversary date of your GMWB purchase. Your new RBB is reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. Once you become eligible to reset, you may reset your RBB again provided that five years have elapsed since the most recent reset, so long as it is on the anniversary date of your GMWB purchase.